Before you invest, you may want to review the fund’s prospectus, which contains more information about the fund and its risks. You can find the fund’s prospectus and other information about the fund, including the fund’s statement of additional information, online at funds.mfs.com.  You can also get this information at no cost by calling 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.  The fund’s prospectus and statement of additional information, both dated December 29, 2015, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

CLASS	TICKER SYMBOL
Class A	MSRXX
Class B	MCRXX
Class C	MCCXX
Class 529A	MACXX
Class 529B	MRBXX
Class 529C	MRCXX
Class R1	CRVXX
Class R2	CRMXX
Class R3	CRJXX
Class R4	CRKXX

Summary of Key Information

Investment Objective
The fund’s investment objective is to seek current income consistent with preservation of capital and liquidity.

Fees and Expenses
This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment):
Share Class	A AND 529A	B AND 529B	C AND 529C	R1	R2	R3	R4
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	4.00%	1.00%	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Share Class	A	B	C	529A	529B	529C	R1	R2	R3	R4
Management Fee	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	1.00%	1.00%	1.00%	0.50%	0.25%	None
Other Expenses	0.27%	0.27%	0.27%	0.37%	0.37%	0.37%	0.27%	0.27%	0.27%	0.27%
Total Annual Fund Operating Expenses	0.92%	1.67%	1.67%	1.02%	1.77%	1.77%	1.67%	1.17%	0.92%	0.67%
Fee Reductions and/or Expense Reimbursements1	(0.25)%	0.00%	0.00%	(0.30)%	(0.05)%	(0.05)%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.67%	1.67%	1.67%	0.72%	1.72%	1.72%	1.67%	1.17%	0.92%	0.67%

1
MFS Fund Distributors, Inc., has agreed to in writing to waive the Class A service fee and the Class 529A service fee to 0.00% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreements will continue until at least December 31, 2016. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2016, unless MFS Fund Distributors, Inc., elects to extend the waiver.

LMM-SUM-022616                                                                                                                                        Page 1 of 3

MFS U.S. Government Cash Reserve Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:

	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	$68	$268	$485	$1,108
Class B Shares assuming
redemption at end of period	$570	$826	$1,107	$1,777
no redemption at end of period	$170	$526	$907	$1,777
Class C Shares assuming
redemption at end of period	$270	$526	$907	$1,976
no redemption at end of period	$170	$526	$907	$1,976
Class 529A Shares	$74	$295	$534	$1,221
Class 529B Shares assuming
redemption at end of period	$575	$852	$1,155	$1,882
no redemption at end of period	$175	$552	$955	$1,882
Class 529C Shares assuming
redemption at end of period	$275	$552	$955	$2,080
no redemption at end of period	$175	$552	$955	$2,080
Class R1 Shares	$170	$526	$907	$1,976
Class R2 Shares	$119	$372	$644	$1,420
Class R3 Shares	$94	$293	$509	$1,131
Class R4 Shares	$68	$214	$373	$835

Principal Investment Strategies
MFS (Massachusetts Financial Services Company, the fund's investment adviser) normally invests at least 99.5% of the fund’s total assets in cash, U.S. Government money market instruments, and/or repurchase agreements collateralized by cash or U.S. Government securities.  MFS normally invests at least 80% of the fund’s net assets in U.S. Government money market instruments and repurchase agreements collateralized by U.S. Government securities.

In buying and selling investments for the fund, MFS follows Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a stable $1.00 share price, liquidity, and income.

Principal Risks
You could lose money by investing in the fund.  Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.  An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  The fund's sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The principal risks of investing in the fund are:

Interest Rate, Credit, Redemption, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, large or frequent redemptions, an inactive trading market for money market instruments, or adverse market, economic, industry, political, regulatory, geopolitical, and other conditions could cause the fund’s share price to decrease to below $1.00.

Issuer Focus Risk:  The fund’s performance could be more volatile than the performance of more diversified funds.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Performance Information
The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time.

The fund’s past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Class A Bar Chart.
The total return for the nine-month period ended September 30, 2015, was 0.00%. During the period(s) shown in the bar chart, the highest quarterly return was 1.26% (for the calendar quarter ended September 30, 2007) and the lowest quarterly return was 0.00% (for the calendar quarter ended December 31, 2014).

MFS U.S. Government Cash Reserve Fund

Performance Table.
Average Annual Total Returns
(For the Periods Ended December 31, 2014)

Share Class	1 YEAR	5 YEARS	10 YEARS
A Shares	0.00%	0.00%	1.44%
B Shares	(4.00)%	(0.40)%	1.05%
C Shares	(1.00)%	0.00%	1.05%
529A Shares	0.00%	0.00%	1.35%
529B Shares	(4.00)%	(0.40)%	0.97%
529C Shares	(1.00)%	0.00%	0.97%
R1 Shares	0.00%	0.00%	1.01%
R2 Shares	0.00%	0.00%	1.19%
R3 Shares	0.00%	0.00%	1.30%
R4 Shares	0.00%	0.00%	1.41%

Investment Adviser
MFS serves as the investment adviser for the fund.

Purchase and Sale of Fund Shares
You may purchase and redeem shares of the fund each day the New York Stock Exchange is open for trading. You may purchase or redeem shares either by having your financial intermediary process your purchase or redemption, or through MFS Service Center, Inc. (MFSC) by overnight mail (MFSC, c/o Boston Financial Data Services, 30 Dan Road, Canton, MA  02021-2809), by mail ([Fund Name], P.O. Box 55824, Boston, MA 02205-5824), by telephone (1-800-225-2606), or via the Internet at mfs.com (MFS Access).

The fund’s initial and subsequent investment minimums generally are as follows:

Class	Initial Minimum	Subsequent Minimum
Class A, Class B, Class C	None – automatic investment plans and certain asset-based fee programs $25 – employer-sponsored retirement plans $250 – Traditional and Roth IRAs $1,000 – other accounts	$50 – by check and non-systematic written exchange request, and via MFSC telephone representatives None – other purchases
Class R1, Class R2, Class R3, Class R4	None	None
Class 529A, Class 529B, Class 529C	None – automatic investment plans $250 – other accounts	None

Effective at the close of business on February 27, 2009, Class A, Class B, Class C, Class 529A, Class 529B, and Class 529C shares were closed to all purchases except: 1) the reinvestment of distributions;  2) exchanges from other MFS funds; and 3) purchases by qualified tuition programs established under section 529 of the Internal Revenue Code of 1986, as amended, and retirement plans other than traditional and Roth IRAs if the fund was offered and held as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) or program on February 27, 2009.  Effective at the close of business on February 27, 2009, Class R1, Class R2, Class R3, and Class R4 shares were closed to all purchases except purchases by Employer Retirement Plans if the fund was offered and held as an investment option by such plan (or any predecessor plan or other plan sponsored by the same employer) on February 27, 2009.

Taxes
If your shares are held in a taxable account, the fund’s distributions will be taxed to you as ordinary income and/or capital gains. The fund expects that substantially all its distributions will consist of investment income taxable as ordinary income. If your shares are held in a tax-deferred account, you will generally be taxed only upon withdrawals from the account.

Payments to Broker/Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker/dealer or other financial intermediary (such as a bank), the fund, MFS, and/or MFS’ affiliates may pay the financial intermediary for the sale of shares of a fund and/or the servicing of shareholder accounts. These payments may create a conflict of interest by influencing your broker/dealer or other financial intermediary and your salesperson to recommend the fund over another investment. Ask your financial intermediary or visit your financial intermediary’s Web site for more information.